Share-Based Compensation (Details 2) (USD $)	7 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Jul. 30, 2013
Stock Plans
Information for restricted stock unit and stock option awards
Total fair value of awards granted		$ 12,349,000		$ 10,347,000		$ 4,983,000
Total intrinsic value of awards exercised		5,136,000		865,000		225,000
Total fair value of awards vested		18,050,000		7,718,000		7,522,000
Stock Plans | Employee stock options
Shares
Outstanding at the beginning of the year (in shares)	4,894,000	4,894,000
Granted during the year (in shares)		110,000
Exercised or converted during the year (in shares)		(420,000)
Forfeited during the year (in shares)		(163,000)
Expired during the year (in shares)		(9,000)
Outstanding at the end of the year (in shares)		4,412,000		4,894,000
Exercisable or convertible at the end of the year (in shares)		3,304,000
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the year (in dollars per share)	$ 3.42	$ 3.42
Granted during the year (in dollars per share)		$ 12.29
Exercised or converted during the year (in dollars per share)		$ 3.23
Forfeited during the year (in dollars per share)		$ 5.43
Expired during the year (in dollars per share)		$ 3.57
Outstanding at the end of the year (in dollars per share)		$ 3.58		$ 3.42
Exercisable or convertible at the end of the year (in dollars per share)		$ 2.79
Additional information
Weighted-average remaining contractual life of options outstanding		6 years 1 month 6 days
Weighted-average remaining contractual life of options exercisable		5 years 3 months 18 days
Aggregate intrinsic value of options outstanding		110,700,000
Aggregate intrinsic value of options exercisable		85,500,000
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected dividends		0		0		0
Stock-based compensation expense recognized for modification to stock option agreements
Stock-based compensation expense recognized for modification to stock option agreements		93,000		93,000		364,000
Stock Plans | Employee stock options | Minimum
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected term		5 years	[1]	5 years	[1]	5 years	[1]
Expected volatility (as a percent)		95.00%	[2]	98.00%	[2]	97.00%	[2]
Risk-free rate (as a percent)		0.80%	[3]	0.60%	[3]	0.90%	[3]
Stock Plans | Employee stock options | Maximum
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected term		6 years	[1]	6 years	[1]	6 years	[1]
Expected volatility (as a percent)		96.00%	[2]	99.00%	[2]	99.00%	[2]
Risk-free rate (as a percent)		1.20%	[3]	1.10%	[3]	2.60%	[3]
Stock Plans | Restricted stock unit awards
Shares
Unvested at the beginning of the year (in shares)	2,294,000	2,294,000
Granted during the year (in shares)		582,000
Vested during the year (in shares)		(960,000)
Forfeited during the year (in shares)		(205,000)
Unvested at the end of the year (in shares)		1,711,000
Weighted-Average Price Per Share
Unvested at the beginning of the year (in dollars per share)	$ 5.98	$ 5.98
Granted during the year (in dollars per share)		$ 18.89
Vested during the year (in dollars per share)		$ 6.00
Forfeited during the year (in dollars per share)		$ 5.87
Unvested at the end of the year (in dollars per share)		$ 10.37
ESPP
Information for restricted stock unit and stock option awards
Maximum percentage of eligible compensation that can be contributed by the eligible employees	10.00%
Purchase price expressed as a percentage of the average of the high and low per share trading price of common stock	85.00%
Number of shares purchased by employees		42,734		173,244		187,350
Weighted-average price of shares purchased by employees (in dollars per share)		$ 10.05		$ 3.55		$ 3.38
LIN Television | Stock Plans
Information for restricted stock unit and stock option awards
Total fair value of awards granted		12,349,000		10,347,000		4,983,000
Total intrinsic value of awards exercised		5,136,000		865,000		225,000
Total fair value of awards vested		18,050,000		7,718,000		7,522,000
LIN Television | Stock Plans | Employee stock options
Shares
Outstanding at the beginning of the year (in shares)	4,894,000	4,894,000
Granted during the year (in shares)		110,000
Exercised or converted during the year (in shares)		(420,000)
Forfeited during the year (in shares)		(163,000)
Expired during the year (in shares)		(9,000)
Outstanding at the end of the year (in shares)		4,412,000		4,894,000
Exercisable or convertible at the end of the year (in shares)		3,304,000
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the year (in dollars per share)	$ 3.42	$ 3.42
Granted during the year (in dollars per share)		$ 12.29
Exercised or converted during the year (in dollars per share)		$ 3.23
Forfeited during the year (in dollars per share)		$ 5.43
Expired during the year (in dollars per share)		$ 3.57
Outstanding at the end of the year (in dollars per share)		$ 3.58		$ 3.42
Exercisable or convertible at the end of the year (in dollars per share)		$ 2.79
Additional information
Weighted-average remaining contractual life of options outstanding		6 years 1 month 6 days
Weighted-average remaining contractual life of options exercisable		5 years 3 months 18 days
Aggregate intrinsic value of options outstanding		110,700,000
Aggregate intrinsic value of options exercisable		85,500,000
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected dividends		0		0		0
Stock-based compensation expense recognized for modification to stock option agreements
Stock-based compensation expense recognized for modification to stock option agreements		$ 93,000		$ 93,000		$ 364,000
LIN Television | Stock Plans | Employee stock options | Minimum
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected term		5 years	[1]	5 years	[1]	5 years	[1]
Expected volatility (as a percent)		95.00%	[4]	98.00%	[4]	97.00%	[4]
Risk-free rate (as a percent)		0.80%	[3]	0.60%	[3]	0.90%	[3]
LIN Television | Stock Plans | Employee stock options | Maximum
Assumptions used to estimate the fair value of each stock option grant or modification on the date of grant
Expected term		6 years	[1]	6 years	[1]	6 years	[1]
Expected volatility (as a percent)		96.00%	[4]	99.00%	[4]	99.00%	[4]
Risk-free rate (as a percent)		1.20%	[3]	1.10%	[3]	2.60%	[3]
LIN Television | Stock Plans | Restricted stock unit awards
Shares
Unvested at the beginning of the year (in shares)	2,294,000	2,294,000
Granted during the year (in shares)		582,000
Vested during the year (in shares)		(960,000)
Forfeited during the year (in shares)		(205,000)
Unvested at the end of the year (in shares)		1,711,000
Weighted-Average Price Per Share
Unvested at the beginning of the year (in dollars per share)	$ 5.98	$ 5.98
Granted during the year (in dollars per share)		$ 18.89
Vested during the year (in dollars per share)		$ 6.00
Forfeited during the year (in dollars per share)		$ 5.87
Unvested at the end of the year (in dollars per share)		$ 10.37
LIN Television | ESPP
Information for restricted stock unit and stock option awards
Maximum percentage of eligible compensation that can be contributed by the eligible employees								10.00%
Purchase price expressed as a percentage of the average of the high and low per share trading price of common stock	85.00%
Number of shares purchased by employees		42,734		173,244		187,350
Weighted-average price of shares purchased by employees (in dollars per share)		$ 10.05		$ 3.55		$ 3.38

[1]	The expected term was estimated using our historical experience.
[2]	Expected volatility is based on historical trends for our class A common shares over the expected term.
[3]	The risk-free interest rate for each grant is equal to the U.S. Treasury yield curve in effect at the time of grant for instruments with a similar expected life.
[4]	Expected volatility is based on historical trends for LIN LLC class A common shares over the expected term.